Segmental analysis - Operating profit/(loss) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segmental analysis
Net interest income	£ 4,004	£ 4,326	[1]
Net fees and commissions	1,275	1,195
Other non-interest income	1,838	1,181
Total income	7,117	6,702	[1]
Operating expenses	(4,100)	(4,735)	[1]
Impairment (losses)/releases	(323)	(141)	[1]
Operating profit/(loss)	2,694	1,826	[1]
Personal & Ulster
Segmental analysis
Net interest income	2,284	2,363
Net fees and commissions	417	402
Other non-interest income	29	98
Total income	2,730	2,863
Operating expenses	(1,510)	(1,543)
Impairment (losses)/releases	(160)	(105)
Operating profit/(loss)	1,060	1,215
UK Personal Banking
Segmental analysis
Net interest income	2,084	2,139
Net fees and commissions	366	359
Other non-interest income	(3)	53
Total income	2,447	2,551
Operating expenses	(1,229)	(1,291)
Impairment (losses)/releases	(181)	(131)
Operating profit/(loss)	1,037	1,129
Ulster Bank RoI
Segmental analysis
Net interest income	200	224
Net fees and commissions	51	43
Other non-interest income	32	45
Total income	283	312
Operating expenses	(281)	(252)
Impairment (losses)/releases	21	26
Operating profit/(loss)	23	86
Commercial and Private Banking (CPB)
Segmental analysis
Net interest income	1,685	1,652
Net fees and commissions	772	747
Other non-interest income	92	373
Total income	2,549	2,772
Operating expenses	(1,494)	(1,365)
Impairment (losses)/releases	(199)	(36)
Operating profit/(loss)	856	1,371
Commercial Banking
Segmental analysis
Net interest income	1,424	1,400
Net fees and commissions	661	631
Other non-interest income	80	359
Total income	2,165	2,390
Operating expenses	(1,262)	(1,140)
Impairment (losses)/releases	(202)	(35)
Operating profit/(loss)	701	1,215
Private Banking
Segmental analysis
Net interest income	261	252
Net fees and commissions	111	116
Other non-interest income	12	14
Total income	384	382
Operating expenses	(232)	(225)
Impairment (losses)/releases	3	(1)
Operating profit/(loss)	155	156
RBS International
Segmental analysis
Net interest income	242	219
Net fees and commissions	53	52
Other non-interest income	15	13
Total income	310	284
Operating expenses	(119)	(114)
Impairment (losses)/releases	3	3
Operating profit/(loss)	194	173
NatWest Markets
Segmental analysis
Net interest income	(122)	67
Net fees and commissions	48	(7)
Other non-interest income	1,016	661
Total income	942	721
Operating expenses	(678)	(671)
Impairment (losses)/releases	36	(4)
Operating profit/(loss)	300	46
Central Items & other
Segmental analysis
Net interest income	(85)	25
Net fees and commissions	(15)	1
Other non-interest income	686	36
Total income	586	62
Operating expenses	(299)	(1,042)
Impairment (losses)/releases	(3)	1
Operating profit/(loss)	£ 284	£ (979)

[1]	Restated. Refer to Note 2 for further details.